Related Party Transactions (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) (10K) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
SpeakLife [Member]
Services fee		$ 99,000
UCI [Member]
Services fee		$ 144,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | SpeakLife [Member]
Services fee	$ 99,000		$ 99,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | UCI [Member]
Services fee	$ 144,000			$ 144,000